Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Disclosure Of Major Components Of Tax Expense

	Year ended December 31
	2019	2020	2021
Current income tax expense:
Current year (i)	$35.1	$38.9	$44.3
Adjustments for prior years, including changes to net provisions related to tax uncertainties (ii)	(12.3)	(6.0)	(3.4)
	22.8	32.9	40.9
Deferred income tax expense (recovery):
Origination and reversal of temporary differences (i) (iii) (iv)	15.4	10.1	1.3
Changes in previously unrecognized tax losses and deductible temporary differences, including adjustments for prior years (iv)	(8.7)	(13.4)	(10.1)
	6.7	(3.3)	(8.8)
Income tax expense	$29.5	$29.6	$32.1

Disclosure Of Reconciliation Of Income Taxes Calculated At The Statutory Income Tax Rate To The Effective Tax Rate
A reconciliation of income taxes calculated at the statutory income tax rate to the income tax expense at the effective tax rate is as follows:

	Year ended December 31
	2019	2020	2021

Earnings before income taxes	$99.8	$90.2	$136.0
Income tax expense at Celestica’s statutory income tax rate of 26.5% (2019 - 2021)	$26.4	$23.9	$36.1
Impact on income taxes from:
Foreign income taxed at different rates	(6.7)	(16.3)	(16.9)
Foreign exchange	5.0	(8.6)	1.2
Other, including non-taxable/non-deductible items and changes to net provisions related to tax uncertainties (i) (ii) (iv)	(5.8)	25.0	8.2
Change in tax rates (iii)	(0.8)	—	(7.6)
Change in unrecognized tax losses and deductible temporary differences (iv)	11.4	5.6	11.1
Income tax expense	$29.5	$29.6	$32.1
(i)    These line items for 2021 in the two tables above include a deferred tax expense of $6.0 related to taxable temporary differences associated with the anticipated repatriation of undistributed earnings (Repatriation Expense) from certain of our Chinese subsidiaries. These line items for 2020 in the two tables above include a $16.5 Repatriation Expense related to certain of our Chinese and Thai subsidiaries ($7.2 of which was realized as a current tax expense for withholding tax on dividends paid in 2021), and current tax expense of $1.8 for withholding tax on dividends paid in 2020. These items for 2019 in the two tables above include a $6.0 Repatriation Expense related to certain of our Chinese and Thai subsidiaries, which was realized as a current tax expense for withholding tax on dividends paid in 2020.
(ii)    These line items for 2019, 2020 and 2021 in the two tables above include tax benefits related to return-to-provision adjustments for changes in estimates related to prior years based on changes in facts or circumstances (RTP Adjustments), and net adjustments for tax liabilities and uncertainties (discussed below).
(iii)     This line item for 2021 in the table above relates to a deferred tax recovery recorded in connection with the revaluation of certain temporary differences using the future effective tax rate of our Thailand subsidiary in connection with the transition from a 100% income tax exemption to a 50% exemption in 2022 under an applicable tax incentive (Revaluation Impact). See the discussion of tax incentives below.
(iv) These line items for 2019 in the two tables above include the tax expense related to the taxable portion of the Property Gain and the recognition of offsetting previously-unrecognized tax losses (discussed below).
Changes In Deferred Tax Assets And Liabilities	Changes in deferred tax assets and liabilities for the periods indicated are as follows:

	Unrealized foreign exchange gains	Accounting provisions not currently deductible	Pensions and non-pension post-retirement benefits	Tax losses carried forward	Property, plant and equipment and intangibles	Other	Reclassification between deferred tax assets and deferred tax liabilities(i)	Total
Deferred tax assets:
Balance — January 1, 2020	$—	$9.6	$(0.2)	$62.9	$—	$11.4	$(50.1)	$33.6
Credited to net earnings	—	0.9	0.4	8.6	—	—	—	9.9
Credited (charged) directly to equity	—	—	0.6	(0.3)	—	—	—	0.3
Effects of foreign exchange	—	—	(0.1)	1.0	—	—	—	0.9
Other	—	—	—	—	—	(11.4)	6.6	(4.8)
Balance — December 31, 2020	—	10.5	0.7	72.2	—	—	(43.5)	39.9
Credited (charged) to net earnings	—	7.2	2.1	(3.2)	—	2.7	—	8.8
Credited directly to equity	—	—	—	—	—	1.1	—	1.1
Additions from business combinations	—	0.1	—	—	—	1.0	—	1.1
Effects of foreign exchange	—	(0.1)	—	0.2	—	(0.5)	—	(0.4)
Other	—	—	—	—	—	(3.1)	0.3	(2.8)
Balance — December 31, 2021	$—	$17.7	$2.8	$69.2	$—	$1.2	$(43.2)	$47.7
Deferred tax liabilities:
Balance — January 1, 2020	$26.4	$—	$—	$—	$52.1	$—	$(50.1)	$28.4
Charged (credited) to net earnings	(0.2)	—	—	—	(6.7)	13.5	—	6.6
Charged directly to equity	—	—	—	—	—	0.8	—	0.8
Effects of foreign exchange	1.0	—	—	—	0.1	0.2	—	1.3
Other	—	—	—	—	—	(11.4)	6.6	(4.8)
Balance — December 31, 2020	27.2	—	—	—	45.5	3.1	(43.5)	32.3
Charged (credited) to net earnings	(0.2)	—	—	—	0.2	—	—	—
Additions from business combinations	—	—	—	—	30.7	—	—	30.7
Effects of foreign exchange	0.2	—	—	—	(0.2)	—	—	—
Other	—	—	—	—	—	(3.1)	0.3	(2.8)
Balance — December 31, 2021	$27.2	$—	$—	$—	$76.2	$—	$(43.2)	$60.2
(i) This reclassification reflects the offsetting of deferred tax assets and deferred tax liabilities to the extent they relate to the same taxing authorities and there is a legally enforceable right to such offset.